Fair value measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Short-term investments (i)	¥ 3,191,338	$ 489,094	¥ 3,332,331
Recurring [Member]
Assets
Short-term investments (i)	3,191,338		3,332,331
Equity investment with readily determinable fair values (ii)	1,206,899		115,926
Derivative - forward exchange contracts	354		6,340
Total	4,398,591		3,454,597
Liabilities
Derivatives - forward exchange contracts	(44,301)		(11,495)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments (i)	810,237		372,767
Equity investment with readily determinable fair values (ii)	1,206,899		115,926
Derivative - forward exchange contracts	0
Total	2,017,136		488,693
Liabilities
Derivatives - forward exchange contracts	0
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments (i)	2,381,101		2,959,564
Equity investment with readily determinable fair values (ii)	0
Derivative - forward exchange contracts	354		6,340
Total	2,381,455		2,965,904
Liabilities
Derivatives - forward exchange contracts	¥ (44,301)		¥ (11,495)